Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data	3 Months Ended						6 Months Ended
	Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 13,659		$ 11,743		$ 8,402		$ 25,402		$ 14,095
Aluminum products			383		655		383		1,254
Revenues from logistic services	476		328		409		804		723
Fertilizer products	867		787		210		1,654		275
Others	343		307		254		650		431
Revenues before taxes	15,345		13,548		9,930		28,893		16,778
Taxes on revenues	(356)		(335)		(272)		(691)		(516)
Net operating revenues	14,989		13,213		9,658		28,202		16,262
Operating costs and expenses
Cost of ores and metals sold	(4,361)		(4,101)		(2,965)		(8,462)		(5,565)
Cost of aluminum products			(289)		(545)		(289)		(1,052)
Cost of logistic services	(376)		(289)		(262)		(665)		(492)
Cost of fertilizer products	(676)		(645)		(175)		(1,321)		(213)
Others	(308)		(252)		(175)		(560)		(339)
Total costs	(5,721)		(5,576)		(4,122)		(11,297)		(7,661)
Selling, general and administrative expenses	(434)		(419)		(343)		(853)		(636)
Research and development expenses	(363)		(342)		(189)		(705)		(361)
Gain on sale of assets			1,513				1,513
Others	(724)		(420)		(374)		(1,144)		(912)
Total costs and expenses	(7,242)		(5,244)		(5,028)		(12,486)		(9,570)
Operating income	7,747		7,969		4,630		15,716		6,692
Non-operating income (expenses)
Financial income	226		165		69		391		117
Financial expenses	(514)		(582)		(514)		(1,096)		(979)
Gains (losses) on derivatives, net	358		239		(112)		597		(342)
Foreign exchange and indexation gains, net	578		80		66		658		36
Total non-operating income (expenses)	648		(98)		(491)		550		(1,168)
Income before discontinued operations, income taxes and equity results	8,395		7,871		4,139		16,266		5,524
Income taxes
Current	(1,719)		(1,593)		(609)		(3,312)		(858)
Deferred	(688)		216		(52)		(472)		436
Income taxes per consolidated statements of income	(2,407)		(1,377)		(661)		(3,784)		(422)
Equity in results of affiliates, joint ventures and other investments	406		280		283		686		379
Net income from continuing operations	6,394		6,774		3,761		13,168		5,481
Discontinued operations, net of tax					(6)				(151)
Net income	6,394		6,774		3,755		13,168		5,330
Net income (loss) attributable to noncontrolling interests	(58)		(52)		50		(110)		21
Net income attributable to the Company's stockholders	$ 6,452		$ 6,826		$ 3,705		$ 13,278		$ 5,309
Basic and diluted earnings per share attributable to Company's stockholders
Earnings per preferred share (in dollars per share)	$ 1.21		$ 1.29		$ 0.69		$ 2.50		$ 0.99
Earnings per common share (in dollars per share)	$ 1.21		$ 1.29		$ 0.69		$ 2.50		$ 0.99
Earnings per preferred share linked to mandatorily convertible notes (in dollars per share)	$ 1.71	[1]	$ 1.67	[1]	$ 1.10	[1]	$ 3.38	[1]	$ 1.80	[1]
Earnings per common share linked to mandatorily convertible notes (in dollars per share)	$ 1.79	[1]	$ 1.74	[1]	$ 1.95	[1]	$ 3.53	[1]	$ 3.48	[1]

[1]	Basic earnings per share only, as dilution assumes conversion